Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	5,000,000	1,626,106
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	15,099,554	15,099,554
Common stock, shares issued	11,964,329	4,411,567	4,410,841
Common stock, shares outstanding	11,964,329	4,411,567	4,410,841
Series A Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	5,000,000	0
Convertible preferred stock, shares issued	1,231	0
Convertible preferred stock, shares outstanding	1,231	0
Convertible preferred stock, liquidation preference	$ 6.9	$ 0.0
Series C Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	0	1,626,106	1,626,106
Convertible preferred stock, shares issued	0	1,524,122	1,017,583
Convertible preferred stock, shares outstanding	0	1,524,122	1,017,583
Convertible preferred stock, liquidation preference	$ 0.0	$ 14.5	$ 9.7